BBH TRUST

BBH LIMITED DURATION FUND

CLASS N SHARES (BBBMX)

CLASS I SHARES (BBBIX)

SUPPLEMENT DATED OCTOBER 9, 2019 TO THE

PROSPECTUS

DATED FEBRUARY 28, 2019

The following information rescinds and replaces the supplement to the prospectus dated April 15, 2019. It further supplements and, to the extent inconsistent therewith, supersedes certain information in the BBH Limited Duration Fund prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the prospectus.

I.	The first paragraph under Principal Investment Strategies on page 5 is deleted in its entirety and replaced with the following paragraph:

The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of durable, performing fixed income instruments. These investments will be primarily focused in asset-backed securities, notes and bonds issued by domestic and foreign corporations and financial institutions and U.S. Government, government agencies and government guaranteed issuers. The Fund may purchase mortgage-backed securities and sovereign debt when the investment adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes.

II.	The first paragraph under Principal Investment Strategies on page 13 is deleted in its entirety and replaced with the following paragraph:

The Investment Adviser will invest the assets of the Fund in a well-diversified portfolio of durable, performing fixed income instruments. These investments will be primarily focused in asset-backed securities, notes and bonds issued by domestic and foreign corporations and financial institutions and U.S. Government, government agencies and government guaranteed issuers. The Fund may purchase mortgage backed securities, and sovereign debt when the Investment Adviser believes that the additional income from these securities justifies the higher risk of allocations to these asset classes. The Fund may invest in money market instruments, repurchase agreements and derivative instruments to meet its investment objective.

III.	The following paragraph is added under the Principal Risks of the Fund beginning on pages 5 and 16:

Asset-Backed Securities (“ABS”) Risk:

Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of early amortization or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders. ABS also are subject to the risk that a change in interest rates may influence the pace of prepayments of the underlying securities which, in turn, affects yields on an absolute basis. Liquidity risk can arise from increased perceived credit risk. Illiquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity. Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer. Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets.

IV.	The performance bar chart in the Fund Performance section of the prospectus on page 10 is deleted in its entirety and replaced with the following:

Total Return for Class I Shares (% Per Calendar Year)

Highest Performing Quarter:                   2.70% in 3rd quarter of 2009

Lowest Performing Quarter:                    (0.53%) in 3rd quarter of 2015

V.	The table in the Fund Performance section of the prospectus captioned “Average Annual Total Returns (through December 31, 2018)” on page 11 is deleted in its entirety and replaced with the following:

Class N Shares	1 Year	5 Years	10 Years

Return Before Taxes	1.99%	1.54%	2.27%
Return After Taxes on Distributions	0.93%	0.69%	1.47%
Return After Taxes on Distributions and
Sale of Fund Shares	1.17%	0.79%	1.43%

Class I Shares

Return Before Taxes	2.07%	1.72%	2.44%

Barclays Capital U.S. 1-3 Year Treasury Bond Index
(reflects no deduction for fees, expenses or taxes)	1.56%	0.81%	0.96%

Reference Benchmark (an unmanaged weighted index
comprised as follows: 40% Bloomberg Barclays Short-Term
Corporate Index; 40% Bloomberg Barclays US Aggregate
ABS Index; and 20% Bloomberg Barclays US Treasury Bills Index)	2.12%	1.48%	2.66%

VI.	As of April 30, 2019, the Dividends and Distributions section of the prospectus on page 32 is deleted in its entirety and replaced with the following:

Dividends and Distributions

The Fund declares dividends daily, distributes net investment income monthly and net realized gains, if any, annually. The Fund may pay additional distributions and dividends at other times, if necessary for the Fund to avoid federal income or excise tax. The Fund expects distributions to be primarily from net investment income.

Shares normally begin to earn dividends on the business day after payment is received in good order by the Fund’s transfer agent. Shares earn dividends through the date of a redemption. Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. If you redeem all of your shares at any time during the month, you will receive all dividends earned through the date of redemption. When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Unless a shareholder whose shares are held directly in the shareholder’s name on the books of the Fund elects to have dividends and capital gains distributions paid in cash, the Fund automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH Trust

BBH Global Core Select

class n shares (“BBGNX”)

retail Class shares (“BBGRX”)

SUPPLEMENT DATED OCTOBER 9, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2019

The following information supplements and, to the extent inconsistent therewith, supersedes, certain information in the respective Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

I.	The following biographical entry for Ms. Binstock is added to the Independent Trustee section of the Trustee table under “Management” on page 17 of the SAI:

Joan A. Binstock Born: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Senior Adviser (2018-Present).	7	None.

II.	The following is added as the last paragraph of “Individual Trustee Qualifications” within the “Board of Trustees” section on page 22 of the SAI:

The Board has concluded that Ms. Binstock should serve as a Trustee of the Fund because the experience she has gained as chief financial and operating officer of a registered investment adviser for 19 years.

III.	The table under “Trustee Equity Ownership as of December 31, 2018” on page 22 is deleted in its entirety and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust
H. Whitney Wagner	None	Over $100,000
Andrew S. Frazier	None	Over $100,000
Mark M. Collins	Over $100,000	Over $100,000
John M. Tesoro	None	Over $100,000
Joan A. Binstock	None	None
Susan C. Livingston	None	None
John A. Gehret	Over $100,000	Over $100,000

IV.	The Trustee Compensation Table on page 23 of the SAI is deleted and replaced in its entirety with the following:

Name of Person, Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex + paid to Trustee
H. Whitney Wagner, Independent Trustee	$13,258.92	None	None	$82,500
Andrew S. Frazier, Independent Trustee	$12,857.17	None	None	$80,000
Mark M. Collins, Independent Trustee	$12,053.58	None	None	$75,000
John M. Tesoro, Independent Trustee	$11,249.98	None	None	$70,000
Joan A. Binstock, Independent Trustee	None	None	None	None
+	The Fund Complex consists of the Trust, which currently consists of seven series.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH Trust

BBH Partner Fund - International Equity

class i shares (“BBHLX”)

SUPPLEMENT DATED OCTOBER 9, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2019

The following information supplements and, to the extent inconsistent therewith, supersedes, certain information in the respective Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

I.	The following biographical entry for Ms. Binstock is added to the Independent Trustee section of the Trustee table under “Management” on page 19 of the SAI:

Joan A. Binstock Born: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Senior Adviser (2018-Present).	7	None.

II.	The following is added as the last paragraph of “Individual Trustee Qualifications” within the “Board of Trustees” section on page 24 of the SAI:

The Board has concluded that Ms. Binstock should serve as a Trustee of the Fund because the experience she has gained as chief financial and operating officer of a registered investment adviser for 19 years.

III.	The table under “Trustee Equity Ownership as of December 31, 2018” on page 24 is deleted in its entirety and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust
H. Whitney Wagner	Over $100,000	Over $100,000
Andrew S. Frazier	Over $100,000	Over $100,000
Mark M. Collins	None	Over $100,000
John M. Tesoro	Over $100,000	Over $100,000
Joan A. Binstock	None	None
Susan C. Livingston	None	None
John A. Gehret	Over $100,000	Over $100,000

IV.	The Trustee Compensation Table on page 25 of the SAI is deleted and replaced in its entirety with the following:

Name of Person, Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex + paid to Trustee
H. Whitney Wagner, Independent Trustee	$13,258.93	None	None	$82,500
Andrew S. Frazier, Independent Trustee	$12,857.13	None	None	$80,000
Mark M. Collins, Independent Trustee	$12,053.57	None	None	$75,000
John M. Tesoro, Independent Trustee	$11,250.01	None	None	$70,000
Joan A. Binstock, Independent Trustee	None	None	None	None
+	The Fund Complex consists of the Trust, which currently consists of seven series.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH Trust

BBH LIMITED DURATION FUND

CLASS N SHARES (“BBBMX”)

CLASS I SHARES (“BBBIX”)

SUPPLEMENT DATED OCTOBER 9, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2019

The following information supplements and, to the extent inconsistent therewith, supersedes, certain information in the respective Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

I.	The first paragraph under the Principal Investment Strategies section of the SAI on page 1 is hereby deleted in its entirety and replaced with the following paragraph:

The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of durable, performing fixed income instruments. These investments will be primarily focused in asset-backed securities, notes and bonds issued by domestic and foreign corporations and financial institutions and U.S. Government, government agencies and government guaranteed issuers. The Fund may purchase mortgage-backed securities and sovereign debt when the investment adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes.

II.	The following paragraph is added directly following the paragraph titled Rule 144A Securities on page 23:

Regulation S Securities

Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933 (1933 Act). Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than the price originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure of other investor protection requirements that would be applicable is their securities were publicly traded. Accordingly, Regulation S. securities may involve a high degree of business and financial risk and may result in substantial losses.

III.	The following biographical entry for Ms. Binstock is added to the Independent Trustee section of the Trustee table under “Management” on page 27 of the SAI:

Joan A. Binstock Born: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Senior Adviser (2018-Present).	7	None.

IV.	The following is added as the last paragraph of “Individual Trustee Qualifications” within the “Board of Trustees” section on page 32 of the SAI:

The Board has concluded that Ms. Binstock should serve as a Trustee of the Fund because the experience she has gained as chief financial and operating officer of a registered investment adviser for 19 years.

V.	The table under “Trustee Equity Ownership as of December 31, 2018” on page 32 is deleted in its entirety and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust
H. Whitney Wagner	None	Over $100,000
Andrew S. Frazier	None	Over $100,000
Mark M. Collins	None	Over $100,000
John M. Tesoro	None	Over $100,000
Joan A. Binstock	None	None
Susan C. Livingston	None	None
John A. Gehret	Over $100,000	Over $100,000

VI.	The Trustee Compensation Table on page 33 of the SAI is deleted and replaced in its entirety with the following:

Name of Person, Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex + paid to Trustee
H. Whitney Wagner, Independent Trustee	$13,258.93	None	None	$82,500
Andrew S. Frazier, Independent Trustee	$12,857.13	None	None	$80,000
Mark M. Collins, Independent Trustee	$12,053.57	None	None	$75,000
John M. Tesoro, Independent Trustee	$11,250.01	None	None	$70,000
Joan A. Binstock, Independent Trustee	None	None	None	None
+	The Fund Complex consists of the Trust, which currently consists of seven series.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH Trust

Intermediate Municipal Bond Fund

class n shares (“BBINX”)

Class I shares (“BBIIX”)

SUPPLEMENT DATED OCTOBER 9, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2019

The following information supplements and, to the extent inconsistent therewith, supersedes, certain information in the respective Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

I.	The following biographical entry for Ms. Binstock is added to the Independent Trustee section of the Trustee table under “Management” on page 36 of the SAI:

Joan A. Binstock Born: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Senior Adviser (2018-Present).	7	None.

II.	The following is added as the last paragraph of “Individual Trustee Qualifications” within the “Board of Trustees” section on page 41 of the SAI:

The Board has concluded that Ms. Binstock should serve as a Trustee of the Fund because the experience she has gained as chief financial and operating officer of a registered investment adviser for 19 years.

III.	The table under “Trustee Equity Ownership as of December 31, 2018” on page 42 is deleted in its entirety and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust
H. Whitney Wagner	Over $100,000	Over $100,000
Andrew S. Frazier	None	Over $100,000
Mark M. Collins	None	Over $100,000
John M. Tesoro	None	Over $100,000
Joan A. Binstock	None	None
Susan C. Livingston	None	None
John A. Gehret	Over $100,000	Over $100,000

IV.	The Trustee Compensation Table on page 43 of the SAI is deleted and replaced in its entirety with the following:

Name of Person, Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex + paid to Trustee
H. Whitney Wagner, Independent Trustee	$13,258.93	None	None	$82,500
Andrew S. Frazier, Independent Trustee	$12,857.17	None	None	$80,000
Mark M. Collins, Independent Trustee	$12,053.57	None	None	$75,000
John M. Tesoro, Independent Trustee	$11,249.98	None	None	$70,000
Joan A. Binstock, Independent Trustee	None	None	None	None
+	The Fund Complex consists of the Trust, which currently consists of seven series.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH Trust

BBH Income FUND

CLASS N SHARES (“BBNNX”)

CLASS I SHARES (“BBNIX”)

SUPPLEMENT DATED OCTOBER 9, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2019

The following information supplements and, to the extent inconsistent therewith, supersedes, certain information in the respective Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

I.	The following paragraph is added directly following the paragraph titled Rule 144A Securities on page 30:

Regulation S Securities

Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933 (1933 Act). Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than the price originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure of other investor protection requirements that would be applicable is their securities were publicly traded. Accordingly, Regulation S. securities may involve a high degree of business and financial risk and may result in substantial losses.

II.	The following biographical entry for Ms. Binstock is added to the Independent Trustee section of the Trustee table under “Management” on page 35 of the SAI:

Joan A. Binstock Born: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Senior Adviser (2018-Present).	7	None.

III.	The following is added as the last paragraph of “Individual Trustee Qualifications” within the “Board of Trustees” section on page 40 of the SAI:

The Board has concluded that Ms. Binstock should serve as a Trustee of the Fund because the experience she has gained as chief financial and operating officer of a registered investment adviser for 19 years.

IV.	The table under “Trustee Equity Ownership as of December 31, 2018” on page 40 is deleted in its entirety and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust
H. Whitney Wagner	None	Over $100,000
Andrew S. Frazier	None	Over $100,000
Mark M. Collins	None	Over $100,000
John M. Tesoro	None	Over $100,000
Joan A. Binstock	None	None
Susan C. Livingston	None	None
John A. Gehret	Over $100,000	Over $100,000

V.	The Trustee Compensation Table on page 41 of the SAI is deleted and replaced in its entirety with the following:

Name of Person, Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex + paid to Trustee
H. Whitney Wagner, Independent Trustee	$2,946.43	None	None	$82,500
Andrew S. Frazier, Independent Trustee	$2,857.14	None	None	$80,000
Mark M. Collins, Independent Trustee	$2,678.57	None	None	$75,000
John M. Tesoro, Independent Trustee	$2,500.00	None	None	$70,000
Joan A. Binstock, Independent Trustee	None	None	None	None
+	The Fund Complex consists of the Trust, which currently consists of seven series.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH Trust

BBH U.S. GOVERNMENT MONEY MARKET FUND

REGULAR SHARES (“BBMXX”)

INSTITUTIONAL SHARES (“BBSXX”)

SUPPLEMENT DATED OCTOBER 9, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2019

The following information supplements and, to the extent inconsistent therewith, supersedes, certain information in the respective Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

I.	The following biographical entry for Ms. Binstock is added to the Independent Trustee section of the Trustee table under “Management” on page 10 of the SAI:

Joan A. Binstock Born: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Senior Adviser (2018-Present).	7	None.

II.	The following is added as the last paragraph of “Individual Trustee Qualifications” within the “Board of Trustees” section on page 15 of the SAI:

The Board has concluded that Ms. Binstock should serve as a Trustee of the Fund because the experience she has gained as chief financial and operating officer of a registered investment adviser for 19 years.

III.	The table under “Trustee Equity Ownership as of December 31, 2018” on page 15 is deleted in its entirety and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust
H. Whitney Wagner	None	Over $100,000
Andrew S. Frazier	None	Over $100,000
Mark M. Collins	None	Over $100,000
John M. Tesoro	None	Over $100,000
Joan A. Binstock	None	None
Susan C. Livingston	None	None
John A. Gehret	Over $100,000	Over $100,000

IV.	The Trustee Compensation Table on page 16 of the SAI is deleted and replaced in its entirety with the following:

Name of Person, Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex + paid to Trustee
H. Whitney Wagner, Independent Trustee	$13,750.00	None	None	$82,500
Andrew S. Frazier, Independent Trustee	$13,333.32	None	None	$80,000
Mark M. Collins, Independent Trustee	$12,500.00	None	None	$75,000
John M. Tesoro, Independent Trustee	$11,668.68	None	None	$70,000
Joan A. Binstock, Independent Trustee	None	None	None	None
+	The Fund Complex consists of the Trust, which currently consists of seven series.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.